Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans
Note  11.   Retirement Plans

Supplemental Executive Retirement Plan:  The Company has a Supplemental Executive Retirement Plan (“SERP”) covering certain members of management.  The net periodic SERP pension cost was approximately $353 thousand in 2011 and $412 thousand in 2010.  The unfunded benefit obligation, which was included in other accrued liabilities, was approximately $3,002,000 at December 31, 2011 and $2,649,000 at December 31, 2010.

The benefit obligation at December 31, 2011 and December 31, 2010 was calculated as follows:

	2011	2010
	(Amounts in thousands)
Benefit obligation, January 1	$2,649	$2,237
Service cost	232	280
Interest cost	120	130
(Gain) loss	1	2
Benefit obligation, December 31	$3,002	$2,649

The net periodic pension cost for 2011 and 2010 was calculated as follows:

	2011	2010
	(Amounts in thousands)
Service cost	$232	$280
Interest cost	120	130
(Gain) loss	1	2
Prior service cost recognized	-	-
	$353	$412

The discount rate used in determining the actuarial present value of the projected benefit obligation was 5.5% for both 2011 and 2010.  The expected rate of compensation increase was 4.0% for both 2011 and 2010.

The Company has a 401K Plan covering substantially all employees.  Under the Plan, the Company is required to contribute 3% of all qualifying employees' eligible salary to the Plan. The Plan expense in 2011 was $98 thousand and $86 thousand in 2010.